Prepayments and other current assets (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepayments and other current assets
Interest receivable		15,494,867	51,515,123
Prepaid license and royalty fees		127,709,674	29,286,573
Staff loans		15,369,031	28,085,458
Rent and other deposits		11,713,803	12,034,546
Prepaid advertising and promotion fees		23,311,707	2,358,061
Loan repayment from PW Literature (Note 12-(2))		112,850,000
Receivable from Baidu on sale of PW Literature (Note 12-(2))		54,280,000
Tax receivable		21,428,834
Others		42,681,172	32,804,142
Total	$ 70,178,418	424,839,088	156,083,903